CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Stock, shares issued	100	100	100	100
Balance at Period	$ 2,917,528	$ 2,628,854	$ 2,917,528	$ 2,628,854	$ 2,502,429	$ 2,461,948
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	(28,300)	58,800	275,779	210,489	(18,383)
Dividends paid to Hertz Global Holdings, Inc.			(25,000)	(22,950)	(23,000)
Other comprehensive income			1,522	(66,237)	41,154
Dividend payment to noncontrolling interest				(23,100)	(18,200)
Net income relating to noncontrolling interest				19,560	17,409
Acquisition of remaining portion of non-controlling interest, net of tax of $9,798				(28,230)
Stock-based employee compensation charges, net of tax of $0			29,855	31,093	36,560
Excess tax benefits from exercise of stock options					(258)
Proceeds from employee stock purchase plan			5,030	4,208	3,774
Hertz Holdings common and phantom shares issued to Directors			1,488	1,592	1,425
Common Stock
Common Stock, shares issued	100	100	100	100	100
Balance at Period	0	0	0	0	0
Additional Paid-In Capital
Balance at Period	3,509,998	3,473,625	3,509,998	3,473,625	3,452,019
Accumulated Deficit
Balance at Period	(565,597)	(816,376)	(565,597)	(816,376)	(1,003,915)
Accumulated Other Comprehensive Income (Loss)
Balance at Period	(26,892)	(28,414)	(26,892)	(28,414)	37,823
Non-controlling Interest
Balance at Period	19	19	19	19	16,502	17,293
Dividend payment to noncontrolling interest				(23,100)	(18,200)
Net income relating to noncontrolling interest				19,560	17,409
Acquisition of remaining portion of non-controlling interest, net of tax of $9,798				$ (12,943)